Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		59 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statements Of Cash Flows
Net loss	$ (694,634)	$ (1,705,478)	$ (6,511,816)
Depreciation expense	8,643	8,589	75,240
Stock issuance for services			251,038
Stock compensation cost	12,844	1,230,000	1,242,844
Gain on sale of asset		(5,045)	(5,045)
Prepaid expenses	(15,179)	2,950	(22,742)
Accounts payable	47,598	(1,584)	60,233
Accrued expenses	(2,144)	(14,034)	16,571
NET CASH USED IN OPERATING ACTIVITIES	(642,872)	(484,602)	(4,893,677)
Proceeds from sale of vehicle		24,500	24,500
Patent expenditures	(2,334)	(22,697)	(39,448)
Purchase of equipment	(2,330)	(6,955)	(164,101)
NET CASH USED IN INVESTING ACTIVITIES	(4,664)	(5,152)	(179,049)
Advances from/(to) officer			113,000
Loans from investors		25,000	525,000
Repayment of advances and loans	(25,000)		(373,000)
Proceeds from subscriptions payable			362,775
Proceeds from issuance of common stock, net	800,000	256,000	4,610,837
NET CASH PROVIDED BY FINANCING ACTIVITIES	775,000	281,000	5,238,612
NET INCREASE/(DECREASE) IN CASH	127,464	(208,754)	165,886
CASH, BEGINNING OF PERIOD	38,422	270,562
CASH, END OF PERIOD	165,886	61,808	165,886
Interest paid	206	151	3,093
Taxes paid	$ 800	$ 800	$ 3,200